REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue by Sales Channel
Total revenue by sales channel was as follows for the periods indicated:

	Year ended December 31, 2023
	Successor
(In thousands)	Obagi Skincare	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$72,446	$97,222	$169,668
Distributors	40,203	3,245	43,448
Net product sales	$112,649	$100,467	$213,116
Royalties	5,002	20	5,022
Net revenue	$117,651	$100,487	$218,138

	Period from July 28 to December 31, 2022			Period from January 1 to July 27, 2022	Year ended December 31, 2021
	Successor			Predecessor
(In thousands)	Obagi Skincare	Milk Makeup	Total	Total	Total
Revenue by Sales Channel
Direct sales	$30,276	$30,192	$60,468	$39,649	$68,181
Distributors	28,826	1,091	29,917	31,080	68,578
Net product sales	$59,102	$31,283	$90,385	$70,729	$136,759
Royalties	1,988	—	1,988	3,031	5,713
Net revenue	$61,090	$31,283	$92,373	$73,760	$142,472

Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

	Year ended December 31, 2023	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021
(In thousands)	Successor		Predecessor
Revenue by Geographic Region
North America	$154,357	$56,630	$44,443	$79,122
Rest of the World	58,759	33,755	26,286	57,637
Net product sales	$213,116	$90,385	$70,729	$136,759
Royalties	5,022	1,988	3,031	5,713
Total:	$218,138	$92,373	$73,760	$142,472